Taxation - Deferred tax assets and deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Allowance for doubtful accounts and credit losses	¥ 241,248	¥ 263,383
Impairment of long-term investment	1,445
Deductible advertising fees	225	225
Net operating loss carry forwards	44,371	37,214
Guarantee liabilities	58,555	36,165
Deferred revenue from upfront assessment fee under 606	227	4,776
Accrued expenses	3,379	667
Subtotal	349,450	342,430
Less: valuation allowance	(347,240)	(260,002)	¥ (30,098)	¥ (51,027)
Total deferred tax assets, net	2,210	82,428
Deferred tax liabilities:
Intangible assets acquired in a business combination	(2,911)	(9,343)
Interest income from related parties		(8,410)
Net deferred tax liabilities	(2,911)	(17,753)
Net deferred tax (liabilities)/assets	(701)	64,675
Australia
Deferred tax assets:
Net operating loss carry forwards	2,525	1,566
Total deferred tax assets, net	2,525	1,566
Deferred tax liabilities:
Intangible assets acquired in a business combination	(1,472)	(3,694)
Net deferred tax liabilities	(1,472)	(3,694)
Net deferred tax (liabilities)/assets	¥ 1,053	¥ (2,128)